BUSINESS SEGMENT INFORMATION - Customer Concentration Disclosures (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue, Major Customer [Line Items]
Revenues	$ 180,202	$ 173,947	$ 176,792	$ 162,499	$ 161,448	$ 159,027	$ 161,332	$ 132,842	$ 147,236	$ 674,686		$ 600,437		$ 501,713
Total Revenue [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage										77.00%		80.00%		81.00%
Customer A [Member] | Coal Segment [Member]
Revenue, Major Customer [Line Items]
Revenues										117,545		126,982		120,243
Customer B [Member] | Coal Segment [Member]
Revenue, Major Customer [Line Items]
Revenues										112,061	[1]	96,718	[1]	0	[1]
Customer C [Member] | Coal Segment [Member]
Revenue, Major Customer [Line Items]
Revenues										89,266		81,981		81,353
Customer D [Member] | Power [Member]
Revenue, Major Customer [Line Items]
Revenues										86,390		80,109		85,639
Customer E [Member] | Coal Segment [Member]
Revenue, Major Customer [Line Items]
Revenues										85,929		66,128		65,224
Customer F [Member] | Coal Segment [Member]
Revenue, Major Customer [Line Items]
Revenues										$ 25,958	[2]	$ 26,525	[2]	$ 52,835	[2]

[1]	The revenue from Customer B did not exceed 10% in 2011
[2]	The revenue from Customer F did not exceed 10% in